Share - Based Compensation 1 (Details) (Stock Options and Stock Appreciation Rights [ Member], USD $)	12 Months Ended
	Jun. 30, 2012 Y	Jun. 30, 2011 Y	Jun. 30, 2010 Y
Stock Options and Stock Appreciation Rights [ Member]
Weighted-average assumptions used for SARs and stock option grants issued
Expected life, in years	5.6	5.1	5.5
Risk free interest rate	1.10%	1.60%	2.40%
Dividend yield	2.50%	2.50%	2.50%
Volatility	44.20%	46.20%	52.20%
Per share fair value of SAR's and stock options granted during the year	$ 9.88	$ 9.78	$ 8.45